Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE TABLE AND RELATED DISCLOSURE

Tabular Disclosure of Pay Versus Performance

										Value of Initial Fixed $100 Investment on December 31, 2020 Based On:
Year	Summary Compensation Table Total for PEO1(1) ($)	Summary Compensation Table Total for PEO2(2) ($)	Summary Compensation Table Total for PEO3(3) ($)	Compensation Actually Paid to PEO1(1),(5) ($)	Compensation Actually Paid to PEO2(2),(5) ($)	Compensation Actually Paid to PEO3(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(4) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4),(5) ($)	Norfolk Southern Total Shareholder Return	Peer Group Total Shareholder Return(6)	Net Income ($ in Millions)	After-Tax Return on Average Invested Capital(7)
2025	16,245,050			13,376,591			5,442,145	4,386,599	$135	$129	2,873	11.8%
2024	8,985,660	11,924,070		9,134,271	(5,709,671)		5,282,388	4,304,294	$107	$116	2,622	11.5%
2023		13,418,978			4,077,950		3,478,630	1,402,195	$106	$121	1,827	11.4%
2022		9,770,910	9,615,456		10,444,401	1,969,194	4,239,302	4,343,073	$107	$106	3,270	14.1%
2021			14,016,942			25,072,294	4,059,729	5,783,924	$127	$126	3,005	12.7%

Notes:

(1)
Principal executive officer (PEO)1: Mark R. George, President & Chief Executive Officer
(2)
PEO2: Alan H. Shaw, Former President & Chief Executive Officer
(3)
PEO3: James Squires, Former Chairman, President, & Chief Executive Officer
(4)
The following non-PEO named executive officers (NEOs) are reflected in the averages: For 2025, Mr. Zampi, Mr. Orr, Mr. Bhatt, and Mr. Elkins. For 2024, Mr. Zampi, Mr. Orr, Mr. Duncan, Mr. Bhatt, and Mr. Elkins. For 2023, Mr. George, Mr. Duncan, Ms. Adams, and Mr. Elkins. For 2022, Mr. George, Ms. Sanborn, Ms. Adams, and Mr. Elkins. For 2021, Mr. Shaw, Mr. George, Ms. Sanborn, and Ms. Adams.
(5)
To calculate 2025 compensation actually paid, the following amounts were deducted from and added to Summary Compensation Table total compensation:

Summary Compensation Table to Compensation Actually Paid Reconciliation

	PEO1 Mark R. George	Average of Non-PEO Named Executive Officers
	2025	2025
Components of Compensation	($)	($)
Summary Compensation Table (SCT) Total	16,245,050	5,442,145
Deductions From SCT Total
Stock Awards and Option Awards Value	11,499,743	2,793,743
Change in Pension Value and Nonqualified Deferred Compensation Earnings	511,140	727,476
Additions to SCT Total (i)
Year-End Fair Value of Equity Awards Granted During the Year	7,480,848	1,817,340
Change in Value During the Year of Prior-Year Awards Remaining Unvested	718,600	444,466
Change in Value During the Year of Prior-Year Awards Vesting During the Year	298,170	44,838
Dividend Equivalent Payments Made on Unvested Awards	473,472	118,925
Current-Year Pension Service Cost	171,334	40,104
Value of Changes in Pension Plan	0	0
Compensation Actually Paid	13,376,591	4,386,599

(i)
Amounts were calculated in accordance with the SEC methodology for determining compensation actually paid for each year shown. Fair values for equity awards were determined as of each measurement date using valuation methodologies and assumptions consistent with those used to estimate fair value at grant under US GAAP. The valuation assumptions used to estimate the year-end fair value of performance share units (PSUs) differed from those used for grant-date estimates in that they took into account the most recent estimated earnout percentage of the awards at each year end, and updated Monte Carlo simulations of relative total shareholder returns for Norfolk Southern and the relevant peer companies; and the vesting-date value of PSUs was calculated using the actual earnout percentage for the performance period. Year-end and vesting-date valuations of outstanding stock options used a shorter expected option term than the 6.5 years used for grant-date fair values to take into account the passage of time, and used updated risk-free interest rates to reflect changes in market interest rates between the grant date and the valuation dates. Both the year-end and vesting date valuations of PSUs, stock options and restricted stock units used current share prices as of each valuation date, rather than the grant-date share price.

(6)
The peer group total shareholder return calculations are based on the Standard & Poor’s (S&P) Railroad Stock Price Index.
(7)
After-tax ROAIC used here is a non-GAAP financial measure and is calculated by dividing Norfolk Southern’s net operating profit after-tax (defined as net income excluding interest expense, taxes on interest, and interest on operating lease liabilities, and adjusted for the effect of capitalizing
Norfolk Southern’s operating lease obligations) by the average invested capital (defined as the average of the current and prior year-end shareholders’ equity and total debt balances, which is then adjusted for the effect of capitalizing Norfolk Southern’s operating lease obligations). 2025 ROAIC includes the cost of the East Palestine incident net of insurance recoveries, and excludes the effects of restructuring and merger costs, and the acquisition of the Cincinnati Southern Railway.

Company Selected Measure Name	After-tax ROAIC
Named Executive Officers, Footnote
(4)
The following non-PEO named executive officers (NEOs) are reflected in the averages: For 2025, Mr. Zampi, Mr. Orr, Mr. Bhatt, and Mr. Elkins. For 2024, Mr. Zampi, Mr. Orr, Mr. Duncan, Mr. Bhatt, and Mr. Elkins. For 2023, Mr. George, Mr. Duncan, Ms. Adams, and Mr. Elkins. For 2022, Mr. George, Ms. Sanborn, Ms. Adams, and Mr. Elkins. For 2021, Mr. Shaw, Mr. George, Ms. Sanborn, and Ms. Adams.

Peer Group Issuers, Footnote	(6) The peer group total shareholder return calculations are based on the Standard & Poor’s (S&P) Railroad Stock Price Index.
Adjustment To PEO Compensation, Footnote
(5)
To calculate 2025 compensation actually paid, the following amounts were deducted from and added to Summary Compensation Table total compensation:

Summary Compensation Table to Compensation Actually Paid Reconciliation

	PEO1 Mark R. George	Average of Non-PEO Named Executive Officers
	2025	2025
Components of Compensation	($)	($)
Summary Compensation Table (SCT) Total	16,245,050	5,442,145
Deductions From SCT Total
Stock Awards and Option Awards Value	11,499,743	2,793,743
Change in Pension Value and Nonqualified Deferred Compensation Earnings	511,140	727,476
Additions to SCT Total (i)
Year-End Fair Value of Equity Awards Granted During the Year	7,480,848	1,817,340
Change in Value During the Year of Prior-Year Awards Remaining Unvested	718,600	444,466
Change in Value During the Year of Prior-Year Awards Vesting During the Year	298,170	44,838
Dividend Equivalent Payments Made on Unvested Awards	473,472	118,925
Current-Year Pension Service Cost	171,334	40,104
Value of Changes in Pension Plan	0	0
Compensation Actually Paid	13,376,591	4,386,599

(i)
Amounts were calculated in accordance with the SEC methodology for determining compensation actually paid for each year shown. Fair values for equity awards were determined as of each measurement date using valuation methodologies and assumptions consistent with those used to estimate fair value at grant under US GAAP. The valuation assumptions used to estimate the year-end fair value of performance share units (PSUs) differed from those used for grant-date estimates in that they took into account the most recent estimated earnout percentage of the awards at each year end, and updated Monte Carlo simulations of relative total shareholder returns for Norfolk Southern and the relevant peer companies; and the vesting-date value of PSUs was calculated using the actual earnout percentage for the performance period. Year-end and vesting-date valuations of outstanding stock options used a shorter expected option term than the 6.5 years used for grant-date fair values to take into account the passage of time, and used updated risk-free interest rates to reflect changes in market interest rates between the grant date and the valuation dates. Both the year-end and vesting date valuations of PSUs, stock options and restricted stock units used current share prices as of each valuation date, rather than the grant-date share price.

Non-PEO NEO Average Total Compensation Amount	$ 5,442,145	$ 5,282,388	$ 3,478,630	$ 4,239,302	$ 4,059,729
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,386,599	4,304,294	1,402,195	4,343,073	5,783,924
Adjustment to Non-PEO NEO Compensation Footnote
(5)
To calculate 2025 compensation actually paid, the following amounts were deducted from and added to Summary Compensation Table total compensation:

Summary Compensation Table to Compensation Actually Paid Reconciliation

	PEO1 Mark R. George	Average of Non-PEO Named Executive Officers
	2025	2025
Components of Compensation	($)	($)
Summary Compensation Table (SCT) Total	16,245,050	5,442,145
Deductions From SCT Total
Stock Awards and Option Awards Value	11,499,743	2,793,743
Change in Pension Value and Nonqualified Deferred Compensation Earnings	511,140	727,476
Additions to SCT Total (i)
Year-End Fair Value of Equity Awards Granted During the Year	7,480,848	1,817,340
Change in Value During the Year of Prior-Year Awards Remaining Unvested	718,600	444,466
Change in Value During the Year of Prior-Year Awards Vesting During the Year	298,170	44,838
Dividend Equivalent Payments Made on Unvested Awards	473,472	118,925
Current-Year Pension Service Cost	171,334	40,104
Value of Changes in Pension Plan	0	0
Compensation Actually Paid	13,376,591	4,386,599

(i)
Amounts were calculated in accordance with the SEC methodology for determining compensation actually paid for each year shown. Fair values for equity awards were determined as of each measurement date using valuation methodologies and assumptions consistent with those used to estimate fair value at grant under US GAAP. The valuation assumptions used to estimate the year-end fair value of performance share units (PSUs) differed from those used for grant-date estimates in that they took into account the most recent estimated earnout percentage of the awards at each year end, and updated Monte Carlo simulations of relative total shareholder returns for Norfolk Southern and the relevant peer companies; and the vesting-date value of PSUs was calculated using the actual earnout percentage for the performance period. Year-end and vesting-date valuations of outstanding stock options used a shorter expected option term than the 6.5 years used for grant-date fair values to take into account the passage of time, and used updated risk-free interest rates to reflect changes in market interest rates between the grant date and the valuation dates. Both the year-end and vesting date valuations of PSUs, stock options and restricted stock units used current share prices as of each valuation date, rather than the grant-date share price.

Compensation Actually Paid vs. Total Shareholder Return

1. Compensation Actually Paid Compared to TSR

As shown in the chart below, compensation actually paid (CAP) to the PEOs and the non-PEO NEOs is aligned with total shareholder return on Norfolk Southern's stock. This is primarily because the majority of compensation to the named executive officers is in the form of long-term, stock-based incentives which are tied directly to stock price, as described in the CD&A report. Norfolk Southern’s total shareholder return (TSR) was aligned with the peer group for 2021 and 2022, declined somewhat in 2023 due largely to the effects of the East Palestine derailment, and compared favorably to the peer group in 2024 and 2025 based on improved business performance. CAP to all NEOs declined in 2023 and CAP to non-CEO NEOs increased in 2024, aligned with relative TSR performance. CAP for 2024 to Mr. Shaw was negative due to the forfeiture of his annual incentive payment and all unvested equity awards as a result of his termination for Cause. CAP to Mr. George increased in 2025 largely because 2025 was the first full year for which he served as PEO. CAP to the non-PEO NEOs was relatively constant from 2024 to 2025 due to decreases in the value of stock awards to some of these executives from 2024 to 2025.

Compensation Actually Paid vs. Net Income

2. Compensation Actually Paid Compared to Net Income

As shown in the chart below, CAP to the PEOs and other NEOs is generally, but not directly, aligned with net income. This is primarily because the majority of compensation to the named executive officers is in the form of long-term, stock-based incentives which are sensitive to changes in stock price. Compensation to our named executive officers is not tied directly to net income, although annual incentive awards are partially based on operating income.

Compensation Actually Paid vs. Company Selected Measure

3. Compensation Actually Paid Compared to After-Tax ROAIC

As described in the CD&A report, ROAIC is the primary performance measure that determines the number of shares earned under our performance share unit (PSU) awards, and 50% or more of our named executive officers' long-term incentive awards are made in PSUs. Because of ROAIC’s impact on the number of PSU awards earned, we believe that after-tax ROAIC is the most important financial performance measure used in determining CAP to our named executive officers. As required by SEC guidance, we are presenting our one-year ROAIC for each listed year, rather than our three-year average ROAIC.

As shown in the chart below, Norfolk Southern’s annual after-tax ROAIC increased from 2021 to 2022, declined for 2023, and increased somewhat in 2024 and 2025. CAP to the PEOs and other NEOs is generally aligned with this performance measure. However, because the majority of compensation to the named executive officers is in the form of stock-based incentives, total shareholder return has a more significant effect on CAP.

Total Shareholder Return Vs Peer Group

1. Compensation Actually Paid Compared to TSR

As shown in the chart below, compensation actually paid (CAP) to the PEOs and the non-PEO NEOs is aligned with total shareholder return on Norfolk Southern's stock. This is primarily because the majority of compensation to the named executive officers is in the form of long-term, stock-based incentives which are tied directly to stock price, as described in the CD&A report. Norfolk Southern’s total shareholder return (TSR) was aligned with the peer group for 2021 and 2022, declined somewhat in 2023 due largely to the effects of the East Palestine derailment, and compared favorably to the peer group in 2024 and 2025 based on improved business performance. CAP to all NEOs declined in 2023 and CAP to non-CEO NEOs increased in 2024, aligned with relative TSR performance. CAP for 2024 to Mr. Shaw was negative due to the forfeiture of his annual incentive payment and all unvested equity awards as a result of his termination for Cause. CAP to Mr. George increased in 2025 largely because 2025 was the first full year for which he served as PEO. CAP to the non-PEO NEOs was relatively constant from 2024 to 2025 due to decreases in the value of stock awards to some of these executives from 2024 to 2025.

Tabular List, Table

Most Important Performance Measures to Determine Compensation Actually Paid

The five items listed below represent the most important performance measures we used to determine compensation actually paid to our named executive officers in 2025, as described in the Compensation Discussion and Analysis (CD&A) sections titled “2025 Annual Incentives” on page 58 and “Long-Term Incentive Awards” on page 61.

Most Important Performance Measures

After-tax ROAIC

Operating Ratio

Operating income

Annual revenue

Total shareholder return

Total Shareholder Return Amount	$ 135	107	106	107	127
Peer Group Total Shareholder Return Amount	129	116	121	106	126
Net Income (Loss)	$ 2,873,000,000	$ 2,622,000,000	$ 1,827,000,000	$ 3,270,000,000	$ 3,005,000,000
Company Selected Measure Amount	0.118	0.115	0.114	0.141	0.127
Measure:: 1
Pay vs Performance Disclosure
Name	After-tax ROAIC
Non-GAAP Measure Description
(7)
After-tax ROAIC used here is a non-GAAP financial measure and is calculated by dividing Norfolk Southern’s net operating profit after-tax (defined as net income excluding interest expense, taxes on interest, and interest on operating lease liabilities, and adjusted for the effect of capitalizing
Norfolk Southern’s operating lease obligations) by the average invested capital (defined as the average of the current and prior year-end shareholders’ equity and total debt balances, which is then adjusted for the effect of capitalizing Norfolk Southern’s operating lease obligations). 2025 ROAIC includes the cost of the East Palestine incident net of insurance recoveries, and excludes the effects of restructuring and merger costs, and the acquisition of the Cincinnati Southern Railway.

Measure:: 2
Pay vs Performance Disclosure
Name	Operating Ratio
Measure:: 3
Pay vs Performance Disclosure
Name	Operating income
Measure:: 4
Pay vs Performance Disclosure
Name	Annual revenue
Measure:: 5
Pay vs Performance Disclosure
Name	Total shareholder return
Mark R. George [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 16,245,050	$ 8,985,660
PEO Actually Paid Compensation Amount	$ 13,376,591	$ 9,134,271
PEO Name	Mark R. George	Mark R. George
Alan H. Shaw [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 11,924,070	$ 13,418,978	$ 9,770,910
PEO Actually Paid Compensation Amount		$ (5,709,671)	$ 4,077,950	$ 10,444,401
PEO Name		Alan H. Shaw	Alan H. Shaw	Alan H. Shaw
James Squires [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 9,615,456	$ 14,016,942
PEO Actually Paid Compensation Amount				$ 1,969,194	$ 25,072,294
PEO Name				James Squires	James Squires
PEO | Mark R. George [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (511,140)
PEO | Mark R. George [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	171,334
PEO | Mark R. George [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mark R. George [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,499,743)
PEO | Mark R. George [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,480,848
PEO | Mark R. George [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	718,600
PEO | Mark R. George [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	298,170
PEO | Mark R. George [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	473,472
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(727,476)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	40,104
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,793,743)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,817,340
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	444,466
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,838
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 118,925